Forfeiture Shares (Tables)	12 Months Ended
Dec. 31, 2022
Forfeiture Shares [Abstract]
Schedule of fair value of forfeited shares
	December 31, 2022	December 31, 2021
Stock price	5.37	7.7
Expected term (years)	1.75-2.75	2.75-3.75
Expected volatility	51.37%-53.53%	48.77%-48.92%
Risk-free interest rate	4.27%-4.49%	0.91%-1.08%

Schedule of changes in fair value of forfeited shares
	Year Ended December 31, 2022	Year Ended December 31, 2021
	U.S. dollars in thousands
Balance at beginning of year	4,658	-
Issuance of Forfeiture Shares	-	4,485
Changes in fair value	(2,907)	173
Balance at end of year	1,751	4,658